LOAN PAYABLE	13 Months Ended
Dec. 31, 2021
LOAN PAYABLE
Loan Payable

13. LOAN PAYABLE

The Company’s loan payable bore an interest rate of 20% per annum and had a maturity date of February 13, 2021 which is one year from the date of issuance. On May 18, 2021, the loan was amended to reduce the interest rate to 10% per annum and extend the maturity date to March 31, 2022. During the thirteen months ending December 31, 2021, the Company accrued an interest expense of $31,177 and repaid principal and interest of $562,831. As at December 31, 2021, the principal and accrued interest were carried at $152,305.